Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 11.1%
Accelerated LLC
Series 2021-1H, Class A,
1.35%, 10/20/2040 (A)	$ 1,664,401	$ 1,498,410
Series 2021-1H, Class B,
1.90%, 10/20/2040 (A)	5,839,914	5,239,690
Series 2021-1H, Class C,
2.35%, 10/20/2040 (A)	2,645,746	2,352,877
ACM Auto Trust
Series 2023-1A, Class A,
6.61%, 01/22/2030 (A)	6,320,216	6,309,686
Series 2023-2A, Class A,
7.97%, 06/20/2030 (A)	9,361,819	9,382,146
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class D,
2.13%, 03/18/2026	1,360,000	1,292,526
Anchorage Capital CLO 11 Ltd.
Series 2019-11A, Class AR,
3-Month Term SOFR + 1.40%, 6.75% (B), 07/22/2032 (A)	12,300,000	12,220,235
Anchorage Capital CLO 9 Ltd.
Series 2016-9A, Class AR2,
3-Month Term SOFR + 1.40%, 6.71% (B), 07/15/2032 (A)	10,000,000	9,935,510
Apidos CLO XXXI
Series 2019-31A, Class BR,
3-Month Term SOFR + 1.81%, 7.12% (B), 04/15/2031 (A)	12,500,000	12,325,363
Aqua Finance Trust
Series 2021-A, Class A,
1.54%, 07/17/2046 (A)	5,573,989	4,931,589
Avis Budget Rental Car Funding AESOP LLC
Series 2018-2A, Class A,
4.00%, 03/20/2025 (A)	3,040,000	3,014,669
Series 2020-1A, Class B,
2.68%, 08/20/2026 (A)	520,000	483,834
BHG Securitization Trust
Series 2022-C, Class A,
5.32%, 10/17/2035 (A)	8,591,348	8,500,345
BXG Receivables Note Trust
Series 2017-A, Class A,
2.95%, 10/04/2032 (A)	1,724,029	1,679,438
Series 2020-A, Class A,
1.55%, 02/28/2036 (A)	4,517,755	4,029,732
Series 2023-A, Class A,
5.77%, 11/15/2038 (A)	8,375,865	8,274,164
CarMax Auto Owner Trust
Series 2020-1, Class A4,
2.03%, 06/16/2025	17,355,000	17,048,134
CF Hippolyta Issuer LLC
Series 2020-1, Class B1,
2.28%, 07/15/2060 (A)	5,846,438	5,240,902
CNH Equipment Trust
Series 2019-C, Class B,
2.35%, 04/15/2027	1,730,000	1,717,594
CWABS Asset-Backed Certificates Trust
Series 2006-17, Class 2A2,
1-Month Term SOFR + 0.41%, 5.71% (B), 03/25/2047	2,640,431	2,568,788

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Diamond Resorts Owner Trust
Series 2019-1A, Class A,
2.89%, 02/20/2032 (A)	$ 1,562,501	$ 1,480,823
Series 2021-1A, Class B,
2.05%, 11/21/2033 (A)	1,455,500	1,321,715
Series 2021-1A, Class C,
2.70%, 11/21/2033 (A)	1,358,466	1,230,547
Discover Card Execution Note Trust
Series 2022-A2, Class A,
3.32%, 05/15/2027	20,000,000	19,292,436
Evergreen Credit Card Trust
Series 2022-CRT1, Class B,
5.61%, 07/15/2026 (A)	625,000	617,629
Ford Credit Auto Owner Trust
Series 2019-1, Class A,
3.52%, 07/15/2030 (A)	16,000,000	15,845,474
Series 2019-C, Class B,
2.13%, 05/15/2025	2,130,000	2,119,251
Series 2020-1, Class C,
2.54%, 08/15/2031 (A)	1,135,000	1,069,696
Series 2022-A, Class C,
2.14%, 07/15/2029	1,625,000	1,488,006
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class B,
1.03%, 08/15/2025 (A)	715,000	713,433
Series 2020-2, Class C,
1.31%, 10/15/2025 (A)	1,860,000	1,839,792
Hilton Grand Vacations Trust
Series 2018-AA, Class A,
3.54%, 02/25/2032 (A)	733,976	707,179
Series 2019-AA, Class A,
2.34%, 07/25/2033 (A)	2,643,845	2,467,576
Series 2020-AA, Class A,
2.74%, 02/25/2039 (A)	2,413,424	2,249,029
Series 2022-2A, Class A,
4.30%, 01/25/2037 (A)	6,561,068	6,272,542
Honda Auto Receivables Owner Trust
Series 2022-2, Class A2,
3.81%, 03/18/2025	4,522,303	4,490,787
HPEFS Equipment Trust
Series 2022-1A, Class C,
1.96%, 05/21/2029 (A)	1,100,000	1,038,535
Hyundai Auto Receivables Trust
Series 2021-A, Class C,
1.33%, 11/15/2027	1,350,000	1,234,727
Series 2021-B, Class A3,
0.38%, 01/15/2026	14,560,388	14,112,416
Marathon Static CLO Ltd.
Series 2022- 18A, Class A1,
3-Month Term SOFR + 2.22%, 7.55% (B), 07/20/2030 (A)	6,211,844	6,219,193
MVW LLC
Series 2019-2A, Class A,
2.22%, 10/20/2038 (A)	416,546	390,125
Series 2019-2A, Class B,
2.44%, 10/20/2038 (A)	2,192,349	2,027,178
Series 2020-1A, Class A,
1.74%, 10/20/2037 (A)	2,496,584	2,289,512
Series 2021-1WA, Class B,
1.44%, 01/22/2041 (A)	2,915,075	2,626,989
MVW Owner Trust
Series 2017-1A, Class A,
2.42%, 12/20/2034 (A)	145,984	145,616
Series 2019-1A, Class A,
2.89%, 11/20/2036 (A)	2,570,496	2,458,136

Transamerica Funds	Page 1

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
MVW Owner Trust (continued)
Series 2023-1A, Class A,
4.93%, 10/20/2040 (A)	$ 7,382,472	$ 7,237,354
New Residential Advance Receivables Trust
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (A)	19,567,000	19,512,743
Series 2020-T1, Class CT1,
2.27%, 08/15/2053 (A)	1,780,000	1,775,083
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (A)	15,000,000	14,877,321
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	1,254,648	1,210,291
Series 2018-A, Class C,
3.74%, 11/08/2030 (A)	1,027,496	1,009,887
Series 2019-A, Class C,
3.61%, 04/09/2038 (A)	2,125,874	2,010,665
PennantPark CLO III Ltd.
Series 2021-3A, Class A1,
3-Month Term SOFR + 1.88%, 7.23% (B), 10/22/2032 (A)	15,000,000	14,695,440
PFS Financing Corp.
Series 2021-A, Class A,
0.71%, 04/15/2026 (A)	900,000	866,225
Santander Drive Auto Receivables Trust
Series 2020-2, Class D,
2.22%, 09/15/2026	6,982,499	6,860,748
Series 2021-2, Class D,
1.35%, 07/15/2027	6,900,000	6,547,205
Series 2022-5, Class A2,
3.98%, 01/15/2025	835,086	834,469
Sierra Timeshare Receivables Funding LLC
5.80%, 04/20/2040 (A)	5,670,000	5,694,498
Series 2018-3A, Class A,
3.69%, 09/20/2035 (A)	822,628	815,939
Series 2018-3A, Class D,
5.20%, 09/20/2035 (A)	804,118	763,493
Series 2020-2A, Class A,
1.33%, 07/20/2037 (A)	1,892,500	1,755,951
Series 2020-2A, Class C,
3.51%, 07/20/2037 (A)	1,655,937	1,561,921
Series 2021-1A, Class B,
1.34%, 11/20/2037 (A)	3,862,658	3,561,253
Series 2022-3A, Class A,
5.83%, 07/20/2039 (A)	9,356,930	9,336,162
Series 2023-1A, Class A,
5.20%, 01/20/2040 (A)	10,472,266	10,293,241
Toyota Auto Receivables Owner Trust
Series 2022-C, Class A2A,,
3.83%, 08/15/2025	8,629,167	8,558,308
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2,
1.08%, 01/15/2025 (A)	7,270,000	6,775,037
Verizon Master Trust
Series 2021-1, Class C,
0.89%, 05/20/2027	950,000	908,414
Verizon Owner Trust
Series 2020-B, Class C,
0.83%, 02/20/2025	1,000,000	987,368
Volvo Financial Equipment LLC
Series 2019-2A, Class B,
2.28%, 11/15/2024 (A)	930,000	928,397
VSE VOI Mortgage LLC
Series 2017-A, Class A,
2.33%, 03/20/2035 (A)	3,807,020	3,711,725

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Wellfleet CLO Ltd.
Series 2015-1A, Class BR4,
3-Month Term SOFR + 1.81%, 7.14% (B), 07/20/2029 (A)	$ 10,000,000	$ 9,904,880
Series 2016-1A, Class BR,
3-Month Term SOFR + 1.76%, 7.09% (B), 04/20/2028 (A)	15,000,000	14,892,825
Series 2017-2A, Class A2R,
3-Month Term SOFR + 1.88%, 7.21% (B), 10/20/2029 (A)	15,000,000	14,848,020
World Omni Select Auto Trust
Series 2021-A, Class C,
1.09%, 11/15/2027	1,515,000	1,378,344

Total Asset-Backed Securities (Cost $395,533,733)		387,907,181

CORPORATE DEBT SECURITIES - 69.9%
Aerospace & Defense - 2.1%
Boeing Co.
1.43%, 02/04/2024	6,940,000	6,780,870
1.95%, 02/01/2024	8,089,000	7,927,122
HEICO Corp.
5.25%, 08/01/2028	14,873,000	14,823,867
Huntington Ingalls Industries, Inc.
0.67%, 08/16/2023	9,907,000	9,885,317
2.04%, 08/16/2028	8,926,000	7,554,706
L3Harris Technologies, Inc.
3.85%, 12/15/2026	11,440,000	10,920,628
Raytheon Technologies Corp.
5.00%, 02/27/2026	14,569,000	14,553,005

		72,445,515

Air Freight & Logistics - 0.7%
GXO Logistics, Inc.
1.65%, 07/15/2026	26,130,000	22,975,925

Automobile Components - 0.8%
Aptiv PLC/Aptiv Corp.
2.40%, 02/18/2025	6,979,000	6,636,812
BorgWarner, Inc.
5.00%, 10/01/2025 (A)	20,550,000	20,223,512

		26,860,324

Automobiles - 2.9%
Ford Motor Credit Co. LLC
3.37%, 11/17/2023	5,000,000	4,949,832
3.38%, 11/13/2025	7,233,000	6,762,507
6.95%, 03/06/2026	11,000,000	11,108,669
General Motors Financial Co., Inc.
6.05%, 10/10/2025	19,847,000	20,007,762
3-Month SOFR + 1.20%, 6.34% (B), 11/17/2023	1,760,000	1,761,747
Hyundai Capital America
0.80%, 01/08/2024 (A)	9,979,000	9,758,019
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/2024 (A)	12,140,000	11,430,686
Stellantis Finance US, Inc.
5.63%, 01/12/2028 (A)	15,076,000	15,239,142
Volkswagen Group of America Finance LLC
0.88%, 11/22/2023 (A)	635,000	625,329
3.95%, 06/06/2025 (A)	20,000,000	19,449,623

		101,093,316

Transamerica Funds	Page 2

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks - 20.3%
Banco Santander SA
Fixed until 03/24/2027, 4.18% (B), 03/24/2028	$ 7,000,000	$ 6,589,025
5.15%, 08/18/2025	15,000,000	14,799,329
Bank of America Corp.
Fixed until 06/19/2025, 1.32% (B), 06/19/2026	20,688,000	19,003,015
Fixed until 03/11/2026, 1.66% (B), 03/11/2027	27,653,000	24,921,979
Fixed until 02/13/2025, 2.02% (B), 02/13/2026	2,485,000	2,345,079
Bank of Montreal
2.65%, 03/08/2027	1,220,000	1,117,581
Bank of New York Mellon Corp.
Fixed until 06/13/2024, 3.43% (B), 06/13/2025	20,000,000	19,571,392
Bank of Nova Scotia
4.75%, 02/02/2026	20,000,000	19,733,084
Banque Federative du Credit Mutuel SA
4.94%, 01/26/2026 (A)	20,000,000	19,607,487
Barclays PLC
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	25,592,000	26,264,807
BNP Paribas SA
Fixed until 06/09/2025, 2.22% (B), 06/09/2026 (A)	13,388,000	12,509,476
BPCE SA
5.15%, 07/21/2024 (A)	15,364,000	15,138,757
CaixaBank SA
Fixed until 01/18/2028, 6.21% (B), 01/18/2029 (A)	24,800,000	24,885,787
Commerzbank AG
8.13%, 09/19/2023 (A)	8,000,000	7,990,411
Cooperatieve Rabobank UA
2.63%, 07/22/2024 (A)	8,117,000	7,869,598
Credit Agricole SA
4.38%, 03/17/2025 (A)	7,474,000	7,239,766
Credit Suisse AG
4.75%, 08/09/2024	10,000,000	9,826,336
3-Month SOFR Index + 0.39%, 5.73% (B), 02/02/2024	16,749,000	16,690,504
Danske Bank AS
Fixed until 09/10/2024, 0.98% (B), 09/10/2025 (A)	8,929,000	8,440,467
Deutsche Bank AG
Fixed until 09/18/2023, 2.22% (B), 09/18/2024	14,000,000	13,903,213
Fixed until 07/14/2025, 6.12% (B), 07/14/2026	2,512,000	2,499,719
DNB Bank ASA
Fixed until 03/28/2024, 2.97% (B), 03/28/2025 (A)	1,140,000	1,117,236
Fifth Third Bancorp
3.65%, 01/25/2024	10,000,000	9,888,314
Fixed until 07/27/2028, 6.34% (B), 07/27/2029	1,918,000	1,951,703
First-Citizens Bank & Trust Co.
Fixed until 09/27/2024, 2.97% (B), 09/27/2025	5,623,000	5,353,664
Goldman Sachs Group, Inc.
Fixed until 03/09/2026, 1.43% (B), 03/09/2027	14,957,000	13,408,853
Fixed until 02/24/2027, 2.64% (B), 02/24/2028	3,000,000	2,714,596
HSBC Holdings PLC
Fixed until 08/17/2023, 0.73% (B), 08/17/2024	11,000,000	10,969,621

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
HSBC Holdings PLC (continued)
Fixed until 03/10/2025, 3.00% (B), 03/10/2026	$ 1,320,000	$ 1,258,880
Fixed until 11/03/2025, 7.34% (B), 11/03/2026	10,358,000	10,709,944
HSBC USA, Inc.
5.63%, 03/17/2025	10,000,000	9,994,614
Intesa Sanpaolo SpA
3.25%, 09/23/2024 (A)	14,929,000	14,387,395
7.00%, 11/21/2025 (A)	3,738,000	3,798,582
JPMorgan Chase & Co.
Fixed until 06/23/2024, 0.97% (B), 06/23/2025	1,260,000	1,203,045
Fixed until 09/22/2026, 1.47% (B), 09/22/2027	1,170,000	1,035,642
Fixed until 04/22/2025, 2.08% (B), 04/22/2026	16,588,000	15,597,920
Fixed until 02/24/2027, 2.95% (B), 02/24/2028	24,931,000	22,953,791
7.75%, 07/15/2025	5,982,000	6,214,588
Lloyds Banking Group PLC
4.50%, 11/04/2024	8,718,000	8,542,081
5.99%, 08/07/2027	10,000,000	10,000,000
Macquarie Group Ltd.
Fixed until 01/12/2026, 1.34% (B), 01/12/2027 (A)	12,137,000	10,862,852
Morgan Stanley
Fixed until 02/18/2025, 2.63% (B), 02/18/2026	1,500,000	1,428,306
Fixed until 07/22/2024, 2.72% (B), 07/22/2025	4,043,000	3,914,754
Fixed until 04/17/2024, 3.62% (B), 04/17/2025	13,958,000	13,721,548
Fixed until 07/17/2025, 4.68% (B), 07/17/2026	20,000,000	19,600,017
Fixed until 10/16/2025, 6.14% (B), 10/16/2026	10,432,000	10,560,188
NatWest Group PLC
Fixed until 03/22/2024, 4.27% (B), 03/22/2025	1,250,000	1,234,600
Fixed until 11/10/2025, 7.47% (B), 11/10/2026	10,930,000	11,270,108
PNC Bank NA
2.50%, 08/27/2024	1,770,000	1,709,694
3.88%, 04/10/2025	11,750,000	11,308,193
PNC Financial Services Group, Inc.
Fixed until 01/26/2026, 4.76% (B), 01/26/2027	19,148,000	18,807,279
Royal Bank of Canada
4.95%, 04/25/2025	11,544,000	11,418,362
Santander UK Group Holdings PLC
Fixed until 11/21/2025, 6.83% (B), 11/21/2026	10,000,000	10,133,922
Santander UK PLC
5.00%, 11/07/2023 (A)	8,117,000	8,067,730
Standard Chartered PLC
Fixed until 11/23/2024, 1.82% (B), 11/23/2025 (A)	5,500,000	5,176,705
State Street Corp.
Fixed until 01/26/2025, 4.86% (B), 01/26/2026	19,881,000	19,624,336
Sumitomo Mitsui Financial Group, Inc.
3-Month SOFR + 0.88%, 6.16% (B), 01/14/2027	1,445,000	1,428,486
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/12/2023 (A)	1,075,000	1,068,896
Swedbank AB
5.34%, 09/20/2027 (A)	21,078,000	20,757,998

Transamerica Funds	Page 3

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Truist Financial Corp.
Fixed until 06/08/2026, 6.05% (B), 06/08/2027	$ 20,826,000	$ 20,860,008
UBS Group AG
Fixed until 05/12/2025, 4.49% (B), 05/12/2026 (A)	6,800,000	6,605,794
UniCredit SpA
Fixed until 09/22/2025, 2.57% (B), 09/22/2026 (A)	7,212,000	6,600,940
US Bancorp
Fixed until 10/21/2025, 5.73% (B), 10/21/2026	19,865,000	19,924,570
Wells Fargo & Co.
Fixed until 04/30/2025, 2.19% (B), 04/30/2026	1,470,000	1,380,907
Fixed until 10/30/2024, 2.41% (B), 10/30/2025	32,619,000	31,212,183
Fixed until 03/24/2027, 3.53% (B), 03/24/2028	5,989,000	5,593,554

		706,319,211

Beverages - 1.2%
Constellation Brands, Inc.
3.60%, 05/09/2024	20,957,000	20,632,650
Keurig Dr. Pepper, Inc.
4.42%, 05/25/2025	21,739,000	21,346,016

		41,978,666

Biotechnology - 1.1%
AbbVie, Inc.
3.80%, 03/15/2025	21,046,000	20,502,410
Amgen, Inc.
5.15%, 03/02/2028	18,644,000	18,655,778

		39,158,188

Building Products - 0.8%
Carlisle Cos., Inc.
0.55%, 09/01/2023	6,980,000	6,949,247
Owens Corning
4.20%, 12/01/2024	21,046,000	20,604,212

		27,553,459

Capital Markets - 1.1%
Ameriprise Financial, Inc.
3.00%, 04/02/2025	1,579,000	1,515,569
Charles Schwab Corp.
1.15%, 05/13/2026	5,952,000	5,291,477
Fixed until 05/19/2028, 5.64% (B), 05/19/2029	9,919,000	10,000,586
3-Month SOFR Index + 1.05%, 6.23% (B), 03/03/2027	450,000	446,370
Nomura Holdings, Inc.
5.10%, 07/03/2025	21,582,000	21,265,585

		38,519,587

Chemicals - 1.0%
EIDP, Inc.
4.50%, 05/15/2026	18,343,000	18,005,634
FMC Corp.
5.15%, 05/18/2026	9,753,000	9,637,650
LYB International Finance III LLC
1.25%, 10/01/2025	3,968,000	3,609,556
Westlake Corp.
0.88%, 08/15/2024	3,953,000	3,747,655

		35,000,495

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 2.1%
Ashtead Capital, Inc.
1.50%, 08/12/2026 (A)	$ 7,199,000	$ 6,327,652
Avery Dennison Corp.
0.85%, 08/15/2024	12,139,000	11,508,337
Element Fleet Management Corp.
1.60%, 04/06/2024 (A)	12,043,000	11,657,275
3.85%, 06/15/2025 (A)	7,068,000	6,732,289
6.27%, 06/26/2026 (A)	14,091,000	14,153,870
Triton Container International Ltd.
0.80%, 08/01/2023 (A)	21,712,000	21,712,000

		72,091,423

Construction & Engineering - 0.5%
Lennar Corp.
5.88%, 11/15/2024	17,738,000	17,788,118

Construction Materials - 0.2%
CRH America, Inc.
3.88%, 05/18/2025 (A)	8,117,000	7,858,368

Consumer Finance - 1.4%
Ally Financial, Inc.
1.45%, 10/02/2023	9,426,000	9,349,439
American Express Co.
Fixed until 07/28/2026, 5.39% (B), 07/28/2027	18,084,000	18,072,834
3-Month SOFR Index + 0.65%, 5.75% (B), 11/04/2026	1,210,000	1,203,159
Capital One Financial Corp.
Fixed until 05/09/2024, 4.17% (B), 05/09/2025	20,936,000	20,482,478

		49,107,910

Consumer Staples Distribution & Retail - 0.0% (C)
7-Eleven, Inc.
0.80%, 02/10/2024 (A)	1,225,000	1,191,928

Containers & Packaging - 0.7%
Berry Global, Inc.
0.95%, 02/15/2024	4,469,000	4,343,068
1.57%, 01/15/2026	4,046,000	3,667,833
4.88%, 07/15/2026 (A)	8,091,000	7,824,078
Sonoco Products Co.
1.80%, 02/01/2025	8,699,000	8,171,067

		24,006,046

Distributors - 0.4%
LKQ Corp.
5.75%, 06/15/2028 (A)	14,631,000	14,542,483

Diversified Consumer Services - 0.3%
Nationwide Building Society
3-Month SOFR + 1.29%, 6.43% (B), 02/16/2028 (A)	10,054,000	9,775,491

Diversified REITs - 0.4%
GLP Capital LP/GLP Financing II, Inc.
3.35%, 09/01/2024	3,636,000	3,526,367
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	11,215,000	10,145,214

		13,671,581

Transamerica Funds	Page 4

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 0.1%
AT&T, Inc.
3-Month LIBOR + 1.18%, 6.72% (B), 06/12/2024	$ 1,770,000	$ 1,781,721
NTT Finance Corp.
0.58%, 03/01/2024 (A)	460,000	446,142
1.16%, 04/03/2026 (A)	1,075,000	965,654

		3,193,517

Electric Utilities - 6.1%
American Electric Power Co., Inc.
0.75%, 11/01/2023	9,842,000	9,720,918
Black Hills Corp.
1.04%, 08/23/2024	7,262,000	6,898,344
4.25%, 11/30/2023	9,898,000	9,836,524
Constellation Energy Generation LLC
3.25%, 06/01/2025	1,000,000	957,312
DTE Energy Co.
1.05%, 06/01/2025	1,425,000	1,311,357
2.53% (D), 10/01/2024	8,174,000	7,867,406
Duke Energy Corp.
5.00%, 12/08/2025	21,481,000	21,326,595
Edison International
4.95%, 04/15/2025	1,526,000	1,502,723
5.75%, 06/15/2027	17,373,000	17,473,605
Enel Finance International NV
2.65%, 09/10/2024 (A)	14,611,000	14,096,086
Entergy Louisiana LLC
0.95%, 10/01/2024	15,767,000	14,966,210
Evergy, Inc.
2.45%, 09/15/2024	9,388,000	9,032,035
Eversource Energy
4.20%, 06/27/2024	21,308,000	21,019,175
NextEra Energy Capital Holdings, Inc.
4.26%, 09/01/2024	10,428,000	10,267,056
4.90%, 02/28/2028	10,919,000	10,813,701
Oncor Electric Delivery Co. LLC
2.75%, 06/01/2024	10,771,000	10,505,070
Southern Co.
0.60%, 02/26/2024	9,968,000	9,675,852
4.85%, 06/15/2028	14,878,000	14,655,484
WEC Energy Group, Inc.
4.75%, 01/09/2026	22,094,000	21,786,732

		213,712,185

Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp.
4.75%, 03/30/2026	6,944,000	6,885,183
Arrow Electronics, Inc.
6.13%, 03/01/2026	14,285,000	14,256,585
Keysight Technologies, Inc.
4.60%, 04/06/2027	11,903,000	11,727,152

		32,868,920

Financial Services - 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/2024	13,063,000	12,335,465
4.50%, 09/15/2023	150,000	149,680
Ally Financial, Inc.
5.75%, 11/20/2025	7,384,000	7,159,780
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	1,813,000	1,628,464
4.38%, 01/30/2024 (A)	6,424,000	6,332,453
5.50%, 12/15/2024 (A)	8,793,000	8,638,264

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (A)	$ 4,963,000	$ 4,450,234
4.25%, 04/15/2026 (A)	4,964,000	4,664,485
6.38%, 05/04/2028 (A)	8,147,000	8,103,069
Jackson Financial, Inc.
1.13%, 11/22/2023	8,360,000	8,236,945

		61,698,839

Food Products - 0.5%
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	2,917,000	2,699,428
Cargill, Inc.
4.88%, 10/10/2025 (A)	14,928,000	14,845,951
Mondelez International, Inc.
2.13%, 03/17/2024	1,120,000	1,094,661

		18,640,040

Gas Utilities - 0.4%
National Fuel Gas Co.
5.50%, 10/01/2026	13,890,000	13,760,661

Ground Transportation - 0.3%
Canadian Pacific Railway Co.
1.35%, 12/02/2024	10,978,000	10,370,573
Norfolk Southern Corp.
5.59%, 05/17/2025	1,432,000	1,428,290

		11,798,863

Health Care Equipment & Supplies - 0.7%
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025	14,900,000	14,941,667
Stryker Corp.
0.60%, 12/01/2023	8,974,000	8,818,724
Thermo Fisher Scientific, Inc.
3-Month SOFR Index + 0.53%, 5.83% (B), 10/18/2024	515,000	515,000

		24,275,391

Health Care Providers & Services - 0.9%
Cigna Group
0.61%, 03/15/2024	4,941,000	4,780,515
3.50%, 06/15/2024	250,000	245,513
CVS Health Corp.
2.63%, 08/15/2024	4,979,000	4,830,040
HCA, Inc.
5.00%, 03/15/2024	12,128,000	12,066,596
Laboratory Corp. of America Holdings
2.30%, 12/01/2024	8,084,000	7,719,229

		29,641,893

Health Care REITs - 0.3%
Ventas Realty LP
3.25%, 10/15/2026	8,903,000	8,206,905
3.85%, 04/01/2027	750,000	702,495

		8,909,400

Hotels, Restaurants & Leisure - 1.4%
Hyatt Hotels Corp.
1.30%, 10/01/2023	5,666,000	5,623,139
1.80%, 10/01/2024	12,708,000	12,169,683
Warnermedia Holdings, Inc.
3.43%, 03/15/2024	21,892,000	21,550,461
3.53%, 03/15/2024	9,554,000	9,403,451

		48,746,734

Transamerica Funds	Page 5

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 3.9%
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025	$ 14,369,000	$ 13,835,407
Athene Global Funding
0.95%, 01/08/2024 (A)	10,562,000	10,304,210
Brighthouse Financial Global Funding
1.00%, 04/12/2024 (A)	12,138,000	11,712,960
Brown & Brown, Inc.
4.20%, 09/15/2024	9,820,000	9,632,821
Corebridge Financial, Inc.
3.50%, 04/04/2025	21,248,000	20,387,644
Corebridge Global Funding
0.65%, 06/17/2024 (A)	8,902,000	8,523,321
Five Corners Funding Trust
4.42%, 11/15/2023 (A)	7,131,000	7,089,504
GA Global Funding Trust
0.80%, 09/13/2024 (A)	18,547,000	17,376,847
Marsh & McLennan Cos., Inc.
3.88%, 03/15/2024	8,778,000	8,679,381
Met Tower Global Funding
3.70%, 06/13/2025 (A)	21,000,000	20,175,231
Security Benefit Global Funding
1.25%, 05/17/2024 (A)	8,092,000	7,732,063

		135,449,389

IT Services - 0.1%
DXC Technology Co.
1.80%, 09/15/2026	5,398,000	4,749,924

Leisure Products - 0.3%
Brunswick Corp.
0.85%, 08/18/2024	12,062,000	11,445,283

Machinery - 0.7%
Caterpillar Financial Services Corp.
4.35%, 05/15/2026	9,919,000	9,788,555
Regal Rexnord Corp.
6.05%, 02/15/2026 (A)	14,898,000	14,890,976

		24,679,531

Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/2025	13,356,000	13,116,209
DISH DBS Corp.
5.25%, 12/01/2026 (A)	12,921,000	10,603,094
Paramount Global
4.75%, 05/15/2025 (E)	1,609,000	1,578,839

		25,298,142

Metals & Mining - 0.7%
ArcelorMittal SA
6.55%, 11/29/2027	12,899,000	13,318,160
Constellium SE
5.88%, 02/15/2026 (A) (E)	7,830,000	7,716,982
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	4,114,000	4,041,902

		25,077,044

Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc.
3.75%, 12/31/2024 (A)	3,490,000	3,338,795

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.1%
Dominion Energy, Inc.
3-Month LIBOR + 0.53%, 6.08% (B), 09/15/2023	$ 1,775,000	$ 1,775,084

Oil, Gas & Consumable Fuels - 3.7%
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	14,433,000	14,275,288
DCP Midstream Operating LP
5.38%, 07/15/2025	16,350,000	16,244,968
Energy Transfer LP
4.20%, 09/15/2023	4,042,000	4,032,858
4.75%, 01/15/2026	1,565,000	1,535,629
Eni SpA
4.00%, 09/12/2023 (A)	8,629,000	8,604,497
Kinder Morgan Energy Partners LP
4.30%, 05/01/2024	13,267,000	13,106,946
MPLX LP
4.88%, 12/01/2024	4,595,000	4,537,387
Ovintiv, Inc.
5.65%, 05/15/2025	19,658,000	19,614,582
Phillips 66
3.85%, 04/09/2025	8,940,000	8,694,148
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/2024	1,274,000	1,238,737
3.85%, 10/15/2023	6,324,000	6,294,801
4.65%, 10/15/2025	4,851,000	4,735,424
SA Global Sukuk Ltd.
0.95%, 06/17/2024 (A)	3,000,000	2,869,362
Saudi Arabian Oil Co.
1.25%, 11/24/2023 (A)	1,737,000	1,709,236
Williams Cos., Inc.
3.90%, 01/15/2025	990,000	966,604
4.55%, 06/24/2024	10,001,000	9,887,357
5.40%, 03/02/2026	10,898,000	10,912,662

		129,260,486

Passenger Airlines - 0.5%
Delta Air Lines Pass-Through Trust
3.20%, 10/25/2025	5,043,000	4,950,901
Southwest Airlines Co.
5.25%, 05/04/2025	13,145,000	13,065,746

		18,016,647

Personal Care Products - 0.5%
Haleon UK Capital PLC
3.13%, 03/24/2025	9,381,000	9,002,247
Kenvue, Inc.
5.50%, 03/22/2025 (A)	8,869,000	8,904,270

		17,906,517

Pharmaceuticals - 1.3%
AstraZeneca PLC
3-Month LIBOR + 0.67%, 6.00% (B), 08/17/2023	1,562,000	1,562,209
Pfizer Investment Enterprises Pte Ltd.
4.65%, 05/19/2025	19,487,000	19,306,983
Royalty Pharma PLC
0.75%, 09/02/2023	22,105,000	22,009,617
Viatris, Inc.
1.65%, 06/22/2025	4,045,000	3,744,282

		46,623,091

Transamerica Funds	Page 6

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Professional Services - 0.2%
Equifax, Inc.
2.60%, 12/01/2024	$ 6,652,000	$ 6,360,075

Retail REITs - 0.3%
Kimco Realty OP LLC
4.45%, 01/15/2024	850,000	841,363
NNN REIT, Inc.
3.60%, 12/15/2026	7,606,000	7,073,820
Simon Property Group LP
3.50%, 09/01/2025	1,425,000	1,372,194
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.75%, 09/17/2024 (A)	1,340,000	1,268,829

		10,556,206

Semiconductors & Semiconductor Equipment - 0.9%
Intel Corp.
4.88%, 02/10/2026	8,814,000	8,779,360
Microchip Technology, Inc.
0.97%, 02/15/2024	8,902,000	8,661,179
0.98%, 09/01/2024	8,324,000	7,900,391
Texas Instruments, Inc.
4.60%, 02/15/2028	4,878,000	4,879,498

		30,220,428

Software - 1.3%
Fiserv, Inc.
2.75%, 07/01/2024	10,943,000	10,636,569
3.20%, 07/01/2026	1,255,000	1,186,453
Infor, Inc.
1.75%, 07/15/2025 (A)	7,984,000	7,325,961
Oracle Corp.
2.50%, 04/01/2025	1,155,000	1,101,541
5.80%, 11/10/2025	14,901,000	15,088,547
Take-Two Interactive Software, Inc.
3.30%, 03/28/2024 (E)	579,000	568,824
VMware, Inc.
0.60%, 08/15/2023	7,743,000	7,727,802

		43,635,697

Specialized REITs - 0.5%
American Tower Corp.
2.40%, 03/15/2025	965,000	914,498
Weyerhaeuser Co.
4.75%, 05/15/2026	17,854,000	17,602,792

		18,517,290

Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co.
5.25%, 07/01/2028	9,917,000	9,864,725

Tobacco - 1.0%
BAT Capital Corp.
2.79%, 09/06/2024	8,050,000	7,779,575
3.22%, 08/15/2024	12,860,000	12,515,889
Philip Morris International, Inc.
5.13%, 11/15/2024	15,000,000	14,949,438

		35,244,902

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure - 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.45%, 07/01/2024 (A)	$ 6,466,000	$ 6,319,292
5.75%, 05/24/2026 (A)	10,910,000	10,852,071

		17,171,363

Wireless Telecommunication Services - 0.9%
Rogers Communications, Inc.
2.95%, 03/15/2025	18,227,000	17,366,074
Sprint LLC
7.88%, 09/15/2023	2,975,000	2,977,312
T-Mobile USA, Inc.
2.25%, 02/15/2026	13,813,000	12,766,768

		33,110,154

Total Corporate Debt Securities (Cost $2,497,275,977)		2,437,485,250

MORTGAGE-BACKED SECURITIES - 10.2%
20 Times Square Trust
Series 2018-20TS, Class B,
3.10% (B), 05/15/2035 (A)	3,000,000	2,497,500
Series 2018-20TS, Class C,
3.10% (B), 05/15/2035 (A)	10,900,000	8,910,750
280 Park Avenue Mortgage Trust
Series 2017-280P, Class C,
1-Month Term SOFR + 1.30%, 6.47% (B), 09/15/2034 (A)	16,000,000	14,720,000
AOA Mortgage Trust
Series 2021-1177, Class C,
1-Month Term SOFR + 1.54%, 6.76% (B), 10/15/2038 (A)	9,300,000	8,254,757
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class D,
1-Month Term SOFR + 1.85%, 7.07% (B), 09/15/2032 (A)	2,000,000	1,971,721
BBCMS Mortgage Trust
Series 2018-TALL, Class C,
1-Month Term SOFR + 1.32%, 6.54% (B), 03/15/2037 (A)	11,015,000	8,110,488
Series 2018-TALL, Class E,
1-Month Term SOFR + 2.63%, 7.86% (B), 03/15/2037 (A)	15,000,000	8,194,695
BX Commercial Mortgage Trust
Series 2019-XL, Class D,
1-Month Term SOFR + 1.56%, 6.79% (B), 10/15/2036 (A)	10,200,000	10,110,164
Series 2020-VKNG, Class C,
1-Month Term SOFR + 1.51%, 6.74% (B), 10/15/2037 (A)	4,130,000	4,048,412
Series 2021-VOLT, Class C,
1-Month Term SOFR + 1.21%, 6.44% (B), 09/15/2036 (A)	4,400,000	4,207,057
BXP Trust
Series 2017-CQHP, Class D,
1-Month Term SOFR + 2.05%, 7.27% (B), 11/15/2034 (A)	11,825,000	9,954,383
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D,
1-Month Term SOFR + 1.86%, 7.09% (B), 12/15/2037 (A)	9,760,000	9,637,444

Transamerica Funds	Page 7

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CGDB Commercial Mortgage Trust
Series 2019-MOB, Class D,
1-Month Term SOFR + 1.76%, 6.99% (B), 11/15/2036 (A)	$ 2,210,000	$ 2,123,850
CHC Commercial Mortgage Trust
Series 2019-CHC, Class D,
1-Month Term SOFR + 2.16%, 7.39% (B), 06/15/2034 (A)	1,416,716	1,373,830
CIM Trust
Series 2021-R6, Class A1,
1.43% (B), 07/25/2061 (A)	11,791,283	10,032,629
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class B,
4.38%, 01/10/2036 (A)	1,600,000	1,591,956
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	1,203,252	1,128,726
Series 2018-RP1, Class A1,
3.00% (B), 09/25/2064 (A)	2,526,023	2,395,920
CLNY Trust
Series 2019-IKPR, Class C,
1-Month Term SOFR + 1.79%, 7.01% (B), 11/15/2038 (A)	5,000,000	4,686,778
CORE Mortgage Trust
Series 2019-CORE, Class C,
1-Month Term SOFR + 1.35%, 6.57% (B), 12/15/2031 (A)	12,312,000	11,942,698
CSMC Trust
Series 2021-RPL2, Class A1A,
1.11% (B), 01/25/2060 (A)	10,641,740	8,500,203
Series 2021-RPL3, Class A1,
2.00% (B), 01/25/2060 (A)	6,173,771	5,228,708
Series 2021-RPL6, Class A1,
2.00% (B), 10/25/2060 (A)	11,157,348	9,613,744
DBCG Mortgage Trust
Series 2017-BBG, Class B,
8.25% (B), 06/15/2034 (A)	12,500,000	12,304,284
Series 2017-BBG, Class C,
8.24% (B), 06/15/2034 (A)	2,500,000	2,440,724
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class D,
3.96% (B), 12/10/2036 (A)	15,000,000	14,225,148
Great Wolf Trust
Series 2019-WOLF, Class C,
1-Month Term SOFR + 1.75%, 6.97% (B), 12/15/2036 (A)	9,960,000	9,815,890
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-ACE, Class A,
3.29%, 01/10/2037 (A)	12,000,000	11,330,929
Metlife Securitization Trust
Series 2017-1A, Class A,
3.00% (B), 04/25/2055 (A)	4,041,398	3,695,816
MFA Trust
Series 2021-RPL1, Class A1,
1.13% (B), 07/25/2060 (A)	3,364,161	2,952,213
MHP Trust
Series 2021-STOR, Class C,
1-Month Term SOFR + 1.16%, 6.39% (B), 07/15/2038 (A)	3,000,000	2,909,784

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MHP Trust (continued)
Series 2021-STOR, Class D,
1-Month Term SOFR + 1.46%, 6.69% (B), 07/15/2038 (A)	$ 5,000,000	$ 4,812,074
Mill City Mortgage Loan Trust
Series 2017-3, Class A1,
2.75% (B), 01/25/2061 (A)	2,106,559	2,037,534
Morgan Stanley Capital I Trust
Series 2019-BPR, Class B,
1-Month Term SOFR + 2.69%, 7.91% (B), 05/15/2036 (A)	6,720,000	6,340,404
Series 2019-NUGS, Class B,
1-Month Term SOFR + 1.41%, 6.64% (B), 12/15/2036 (A)	7,000,000	5,048,075
Series 2019-NUGS, Class C,
1-Month Term SOFR + 1.61%, 6.84% (B), 12/15/2036 (A)	5,200,000	3,021,999
Mortgage Equity Conversion Asset Trust
Series 2010-1A, Class A,
4.00%, 07/25/2060 (A)	2,027,579	1,816,175
MSCG Trust
Series 2018-SELF, Class D,
1-Month Term SOFR + 1.70%, 6.92% (B), 10/15/2037 (A)	2,942,667	2,888,182
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	911,579	849,365
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	1,157,866	1,057,463
Series 2016-4A, Class A1,
3.75% (B), 11/25/2056 (A)	1,889,133	1,723,273
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	3,207,104	3,007,418
Series 2017-4A, Class A1,
4.00% (B), 05/25/2057 (A)	1,867,249	1,729,993
Series 2017-5A, Class A1,
1-Month Term SOFR + 1.61%, 6.91% (B), 06/25/2057 (A)	1,854,384	1,847,809
Series 2018-1A, Class A1A,
4.00% (B), 12/25/2057 (A)	2,124,899	1,996,346
Series 2018-2A, Class A1,
4.50% (B), 02/25/2058 (A)	3,108,217	2,974,983
Series 2018-RPL1, Class A1,
3.50% (B), 12/25/2057 (A)	1,903,166	1,775,996
Series 2019-2A, Class A1,
4.25% (B), 12/25/2057 (A)	3,844,559	3,630,442
Series 2019-3A, Class A1A,
3.75% (B), 11/25/2058 (A)	4,666,742	4,288,727
Series 2019-4A, Class A1B,
3.50% (B), 12/25/2058 (A)	5,059,263	4,639,920
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (A)	4,912,155	4,515,999
Series 2019-RPL2, Class A1,
3.25% (B), 02/25/2059 (A)	8,246,866	7,698,941
SFO Commercial Mortgage Trust
Series 2021-555, Class D,
1-Month Term SOFR + 2.51%, 7.74% (B), 05/15/2038 (A)	9,900,000	7,572,073
Tharaldson Hotel Portfolio Trust
Series 2018-THL, Class C,
1-Month Term SOFR + 1.76%, 6.91% (B), 11/11/2034 (A)	12,151,204	11,897,546
Towd Point Mortgage Trust
Series 2016-5, Class A1,
2.50% (B), 10/25/2056 (A)	605,537	596,293

Transamerica Funds	Page 8

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2017-2, Class A1,
2.75% (B), 04/25/2057 (A)	$ 290,664	$ 287,790
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	1,403,298	1,364,235
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	2,874,581	2,706,699
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	4,700,722	4,446,381
Series 2018-1, Class A1,
3.00% (B), 01/25/2058 (A)	2,485,416	2,381,640
Series 2018-2, Class A1,
3.25% (B), 03/25/2058 (A)	7,154,677	6,812,468
Series 2018-3, Class A1,
3.75% (B), 05/25/2058 (A)	3,203,311	3,046,309
Series 2018-4, Class A1,
3.00% (B), 06/25/2058 (A)	7,305,478	6,665,731
Series 2019-4, Class A1,
2.90% (B), 10/25/2059 (A)	4,674,524	4,299,909
Series 2020-4, Class A1,
1.75%, 10/25/2060 (A)	9,582,660	8,324,360
Series 2021-1, Class A1,
2.25% (B), 11/25/2061 (A)	8,756,392	7,810,651
Series 2023-1, Class A1,
3.75%, 01/25/2063 (A)	12,040,909	11,003,412

Total Mortgage-Backed Securities (Cost $400,080,064)		355,827,816

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.7%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.77%, 4.02% (B), 08/01/2037	274,464	270,031
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K040, Class A2, 3.24%, 09/25/2024	25,000,000	24,356,433
Seasoned Loans Structured Transaction Series 2018-1, Class A1, 3.50%, 06/25/2028	486,263	458,465

Total U.S. Government Agency Obligations (Cost $25,069,050)		25,084,929

U.S. GOVERNMENT OBLIGATIONS - 6.7%
U.S. Treasury - 6.7%
U.S. Treasury Notes
2.25%, 11/15/2025	52,286,000	49,440,906
3.75%, 04/15/2026	49,163,000	48,102,923
4.00%, 02/15/2026 - 06/30/2028	44,123,000	43,724,764
4.25%, 10/15/2025	93,797,000	92,701,480

Total U.S. Government Obligations (Cost $234,713,289)		233,970,073

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (F)	2,084,345	2,084,345

Total Other Investment Company (Cost $2,084,345)		2,084,345

Principal	Value
REPURCHASE AGREEMENT - 1.8%

Fixed Income Clearing Corp., 2.50% (F), dated 07/31/2023, to be repurchased at $64,595,874 on 08/01/2023. Collateralized by a U.S. Government Obligation, 4.50%, due 07/15/2026, and with a value of $65,883,308.

$ 64,591,389	$ 64,591,389

Total Repurchase Agreement (Cost $64,591,389)	64,591,389

Total Investments (Cost $3,619,347,847)	3,506,950,983
Net Other Assets (Liabilities) - (0.5)%	(18,963,504)

Net Assets - 100.0%	$ 3,487,987,479

Transamerica Funds	Page 9

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	1,596	09/29/2023	$329,059,601	$324,037,875	$ —	$(5,021,726)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	(176)	09/29/2023	$(19,233,127)	$(18,800,375)	$432,752	$—

Total Futures Contracts					$432,752	$(5,021,726)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$387,907,181	$—	$387,907,181
Corporate Debt Securities	—	2,437,485,250	—	2,437,485,250
Mortgage-Backed Securities	—	355,827,816	—	355,827,816
U.S. Government Agency Obligations	—	25,084,929	—	25,084,929
U.S. Government Obligations	—	233,970,073	—	233,970,073
Other Investment Company	2,084,345	—	—	2,084,345
Repurchase Agreement	—	64,591,389	—	64,591,389

Total Investments	$2,084,345	$3,504,866,638	$—	$3,506,950,983

Other Financial Instruments
Futures Contracts (H)	$432,752	$—	$—	$432,752

Total Other Financial Instruments	$432,752	$—	$—	$432,752

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(5,021,726)	$—	$—	$(5,021,726)

Total Other Financial Instruments	$(5,021,726)	$—	$—	$(5,021,726)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the total value of 144A securities is $1,254,556,615, representing 36.0% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2023; the maturity date disclosed is the ultimate maturity date.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,040,728, collateralized by cash collateral of $2,084,345. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Rates disclosed reflect the yields at July 31, 2023.
(G)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Transamerica Funds	Page 10

Transamerica Short-Term Bond

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Short-Term Bond (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Funds	Page 11

Transamerica Short-Term Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 12